Overview: Non-controlling interest (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	May 30, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Current assets.
Cash and cash equivalents.		$ 4,584,507	$ 4,677,454		$ 6,192,679		$ 3,497,635
Restricted cash and cash equivalents		47,332		$ 7,358	165,622
Financial liabilities:
Working capital		3,592,690			5,285,836
Shareholders' equity		36,681,389	33,688,301		38,771,177		$ 22,753,954
Revenue	$ 16,821,638	15,410,241	12,589,818
Operating cost and expenses	8,545,062	7,765,909	11,112,985
Other income	204,719	134,637
Interest expense	(1,084,293)	(1,230,651)	(618,831)
Asset tax		932	932
Net income for the period	5,683,635	5,119,806	6,750,165
Foreign currency translation	(588,575)	116,059	315,021
Total comprehensive income for the year	5,089,788	5,240,557	6,169,315
Aerostar
Current assets.
Cash and cash equivalents.		868,095			698,466
Restricted cash and cash equivalents		47,332			165,622	$ 16,989
Other non-current liabilities		175,479			133,992	286,315
Total current assets		1,090,906			998,080	702,641
Financial liabilities:
Current liabilities		(640,785)			(672,943)	(647,896)
Working capital		450,121			325,137
Land, furniture and equipment		174,450			160,186	135,929
Intangible assets, airport concessions - Net		13,587,071			12,956,965	$ 19,308,402
Other long-term assets		544			16,759
Long-term Debt		(7,282,269)			(6,799,941)
Accounts payable to the Company		(1,152,805)			(372,798)
Other long-term liabilities		(21,608)			(19,783)
Deferred income tax - Net		(330,999)			(371,984)
Shareholders' equity		5,424,505			$ 5,894,541
Revenue	3,306,149	3,025,267	1,497,557
Operating cost and expenses	(2,270,055)	(2,098,323)	(1,186,028)
Other income	204,074	134,637
Interest expense	(485,037)	(538,268)	(295,803)
Asset tax	(55,781)	(62,252)	(28,679)
Net income for the period	699,350	461,061	(12,953)
Foreign currency translation	(229,314)	(5,772)	254,110
Total comprehensive income for the year	$ 470,036	$ 455,289	$ 241,157